Property, Plant and Equipment - Summary of detailed information about property plant and equipment (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 111,357
Ending balance	67,131	$ 111,357
Carrying amount	67,131	111,357	$ 30,997
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount		376	2,594
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	67,131	110,981	$ 28,403
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,195,458	4,084,724
Additions		110,734
Ending balance		4,195,458
Cost [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,090	11,090
Ending balance		11,090
Cost [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,184,368	4,073,634
Additions		110,734
Ending balance		4,184,368
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,084,101)	(4,053,727)
Change for the year	44,226	30,374
Ending balance	(4,128,327)	(4,084,101)
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,714)	(8,496)
Change for the year	376	2,218
Ending balance	(11,090)	(10,714)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,073,387)	(4,045,231)
Change for the year	43,850	28,156
Ending balance	$ (4,117,237)	$ (4,073,387)